CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of profit or loss
Revenue	$ 6,011,819	$ 7,102,070	$ 6,349,761
Cost of sales	(4,744,095)	(4,274,496)	(3,681,603)
Gross profit (loss)	1,267,724	2,827,574	2,668,158
Other income	573,017	100,129	378,977
Distribution costs	(693,039)	(922,226)	(682,996)
Administrative expenses	(624,326)	(613,608)	(577,147)
Other expense by function	(480,336)	(373,889)	(192,101)
Profit (loss) from operating activities	43,040	1,017,980	1,594,891
Finance income	131,666	72,116	33,499
Finance costs	(373,496)	(200,366)	(219,982)
Share of profit (loss) of associates and joint ventures accounted for using equity method	7,709	33,684	31,386
Gains (losses) on exchange differences on translation	(194,739)	(77,067)	(5,281)
Profit (loss) before income tax	(385,820)	846,347	1,434,513
Income tax benefit (expense)	27,293	(142,121)	(402,914)
Net profit (loss)	(358,527)	704,226	1,031,599
Net profit (loss) attributable to
Net profit (loss) attributable to parent company	(358,560)	704,480	1,030,812
Net profit (loss) attributable to non-controlling interests	33	(254)	787
Net profit (loss)	$ (358,527)	$ 704,226	$ 1,031,599
Basic earnings (loss) per share
Basic earnings (loss) per share from continuing operations	$ (2.9762)	$ 5.8476	$ 8.6322
Basic earnings (loss) per share	(2.9762352)	5.8475518	8.6322
Diluted earnings (loss) per share
Diluted earnings (loss) per share from continuing operations	(2.9762)	5.8476	8.6322
Diluted earnings (loss) per share	$ (2.9762352)	$ 5.8475518	$ 8.6322